Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 169,299		¥ 831,675	¥ 594,149
Deferred income tax expense	33,341	$ 4,834	(396,257)	(503,520)
Income tax expense	¥ 202,640	$ 29,380	¥ 435,418	¥ 90,629